Attachment G.1.A.v

THE SWISS HELVETIA FUND, INC.

Notification of Sources of Distribution

Pursuant to Section 19(a) of the Investment Company Act of 1940

Important Information Regarding Your Quarterly Distribution

The Swiss Helvetia Fund, Inc. (the “Fund”), acting in accordance with an exemptive order received from the Securities and Exchange Commission and with approval of its Board of Directors, adopted a managed distribution policy under which the Fund intends to include long-term capital gains, where applicable, as part of the regular quarterly cash distributions to its stockholders. This policy will give the Fund greater flexibility to realize long-term capital gains and to distribute those gains on a regular quarterly basis.

The Board of Directors of the Fund declared a quarterly distribution per share for the month of June 2018. Please review the following information and important disclosures set forth below.

Amount of Distribution	Ex-Dividend Date	Record Date	Payable Date
$0.2025	June 21, 2018	June 22, 2018	June 29, 2018

The following table sets forth the estimated sources of the current distribution, and the cumulative distributions paid this fiscal year to date from the sources indicated in the table. All amounts are expressed on a per common share basis and as a percentage of the distribution amount.

DISTRIBUTION ESTIMATES

	Current Distribution		Year-to-Date May 31, 2018*
	Per Share Amount	% of Current Distribution	Per Share Amount	% of the 2018 Distributions
Net Investment Income	$0.1750	86.4%	$0.1750	86.4%
Net Realized Short-Term Capital Gains	$0.0188	9.3%	$0.0188	9.3%
Net Realized Long-Term Capital Gains	$0.0087	4.3%	$0.0087	4.3%
Return of Capital (or other Capital Source)	$0.0000	0.0%	$0.0000	0.0%

TOTAL	$0.2025	100.0%	$0.2025	100.0%

*	The Fund’s current fiscal year began on January 1, 2018.

You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Fund’s managed distribution policy. The amounts and sources of distributions reported in this Notice are only estimates, are likely to change over time, and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for accounting and tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The amounts and sources of distributions year-to-date may be subject to additional adjustments.

THE FUND WILL SEND YOU A FORM 1099-DIV FOR THE CALENDAR YEAR THAT WILL TELL YOU HOW TO REPORT THESE DISTRIBUTIONS FOR FEDERAL INCOME TAX PURPOSES.

Fund Performance and Distribution Information

Presented below are return figures, based on the change in the Fund’s net asset value (“NAV”) per share, compared to the annualized distribution rate for this current distribution as a percentage of the NAV on the last day of the month prior to distribution record date.

Fiscal Year-to-Date (January 1, 2018 to May 31, 2018)

Annualized Distribution Rate as a % of NAV*	6.10%
Cumulative Distribution Rate on NAV*	1.52%
Cumulative Total Return on NAV**	-5.82%
Average Annual Total Return (in relation to NAV) for the five-year period ended May 31, 2018***	5.72%

*	Based on the Fund’s NAV as of May 31, 2018.
**	Cumulative fiscal year-to-date return is based on the change in NAV including distributions paid and assuming reinvestment of these distributions for the period January 1, 2018 through May 31, 2018.
***

Average annual total return is based on change in NAV including distributions paid and assuming reinvestment of these distributions and is through the last business day of the month prior to the month of the current distribution record date.

The Fund has declared this distribution pursuant to the Fund’s managed distribution policy. Under that policy, the Fund pays quarterly distributions stated in terms of a fixed amount of $0.2025 per share of the Fund’s common stock, which equates to an annualized distribution rate of 6.00% based on the Fund’s net asset value of $13.50 and 6.59% based on the closing share price of $12.30 as of May 25, 2018. The Board of Directors of the Fund may amend, terminate or suspend the managed distribution policy at any time, which could have an adverse effect on the market price of the Fund’s shares.

For additional information, please contact the Fund at (800) 730-2932.